Debentures - Schedule of Activity Related to the Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity Related to the Debentures [Abstract]
Beginning Balance	R$ 51,197	R$ 60,873	R$ 60,484
Interest incurred	8,816	11,639	12,074
Principal payments	(11,312)	(7,417)
Interest payments	(7,961)	(13,898)	(11,685)
Ending Balance	R$ 40,740	R$ 51,197	R$ 60,873